Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of common stock activity

Summary of common stock activity for the nine months ended September 30, 2020	Outstanding shares
Balance, December 31, 2019	4,639,139
Shares issued for Common Stock	80,000
Shares issued due to conversion of Convertible Promissory Note	1,257,478
Settlement of stock-based liabilities	66,334
Shares issued to a lender	141,812
Shares issued for services	90,000
Shares issued to employees	58,334
Shares issued due to conversion of 20,000,000 Series B preferred stock, $0.001 par value shares	20,000,000
Shares issued due to conversion of Warrants	142,819
Balance, September 30, 2020	26,475,916

Summary of Common Stock activity for the year ended December 31, 2019	Outstanding shares
Balance, December 31, 2018	1,588,942
Shares issued for Common Stock subscriptions	441,645
Shares issued due to conversion of Convertible Promissory Note	2,090,811

Shares issued for services	100,334
Shares issued due to the rescission of Limecom acquisition	107,910
Shares issued as settlement of debt	309,497
Balance, December 31, 2019	4,639,139

Schedule of convertible note
Date	Amount
10/26/2019	$500
01/26/2020	$500